Notes Payable - Schedule of Derivative Liability Using Black Shole Price (Details)	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Aug. 21, 2007	Jul. 13, 2007	Dec. 31, 2010	Sep. 30, 2014	Dec. 31, 2013	Apr. 08, 2014
Annual dividend yield	0.00%	0.00%	0.00%
Expected life (years)		5 years	3 years
Risk-free interest rate	4.05%	4.94%	1.10%
Expected volatility	118.00%	113.00%	112.60%	234.68%
Minimum [Member]
Expected life (years)				1 month 10 days	0 days
Risk-free interest rate				0.01%	0.02%
Expected volatility					61.34%
Maximum [Member]
Expected life (years)				2 months 1 day	3 months
Risk-free interest rate				0.03%	0.12%
Expected volatility					159.00%
Tarpon Bay Convertible Notes [Member]
Annual dividend yield				0.00%	0.00%
Expected life (years)					9 months 18 days
Risk-free interest rate					0.02%
Expected volatility					159.00%
Tarpon Bay Convertible Notes [Member] | Minimum [Member]
Expected life (years)				0 days
Risk-free interest rate				0.01%
Expected volatility				229.00%
Tarpon Bay Convertible Notes [Member] | Maximum [Member]
Expected life (years)				4 days
Risk-free interest rate				0.02%
Expected volatility				242.00%
AKR Promissory Note [Member]
Annual dividend yield
Risk-free interest rate						0.40%
AKR Promissory Note [Member] | Minimum [Member]
Expected life (years)						1 year 4 months 28 days
Expected volatility						183.00%
AKR Promissory Note [Member] | Maximum [Member]
Expected life (years)						2 years
Expected volatility						206.00%